Equipment, Software and Lease Prepayments (Tables)	6 Months Ended
Jun. 30, 2026
Equipment Software And Lease Prepayments
Schedule Of Equipment Software Lease Payment

As of June 30, 2026, equipment, software and lease prepayments consisted of:

●	WWT Australia Pty Ltd – $256,186 thousand
●	Lenovo Global Financial Services (Australia & New Zealand) Pty Limited – $33,094 thousand
●	Dicker Data Limited (VAST Data software) – $13,368 thousand